Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 033
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	144,607
EBP 067
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	21,249
EBP 070
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 10,479